Concentration Of Credit Risk	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Concentration Of Credit Risk [Abstract]
Concentration Of Credit Risk

Note 10. Concentration of Risk

Financial Instruments

     Financial instruments that potentially subject the Company to a concentration of credit risk consist primarily of cash and cash equivalents and trade accounts receivable. Cash is invested in money market funds and bank time deposits. The Company monitors the financial institutions and money market funds where it invests its cash and cash equivalents with diversification among counterparties to mitigate exposure to any single financial institution. The Company's emphasis is primarily on safety of principal and liquidity and secondarily on maximizing the yield on its investments.

Customers

Two customers accounted for the following percentages of the Company's revenues, net:

	Three Months Ended March 31,
	2012	2011
Customer 1	9%	11%
Customer 2	12%	13%

     At March 31, 2012, no one customer accounted for 10% or more of the Company's net trade receivable balances.

Note 14. Concentration of Credit Risk

     Financial instruments that potentially subject the Company to a concentration of credit risk consist primarily of cash and cash equivalents and trade accounts receivable. Cash is invested in money market funds and bank time deposits. The Company monitors the financial institutions and money market funds where it invests its cash and cash equivalents with diversification among counterparties to mitigate exposure to any single financial institution. The Company's emphasis is primarily on safety of principal and liquidity and secondarily on maximizing the yield on its investments.

     Two customers accounted for the following percentages of the Company's revenues, net for the years ended December 31:

	2011	2010	2009
Customer 1	10%	11%	11%
Customer 2	12%	12%	13%